PROPERTY AND EQUIPMENT (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)
Property and equipment
Less: Accumulated depreciation			¥ (365,070)		¥ (359,828)
Net book value	$ 39,061		527,020		271,932
Depreciation expense	6,293	¥ 43,811	57,044	¥ 53,422
Loss due to disposal of fixed assets	$ 33	¥ 231	225	¥ 690
Land use rights
Property and equipment
Gross book value			276,759
Building
Property and equipment
Gross book value			356,085		356,085
Leasehold improvements
Property and equipment
Gross book value			37,994		39,902
Electronic equipment
Property and equipment
Gross book value			152,058		165,015
Furniture and fixtures
Property and equipment
Gross book value			7,312		7,763
Motor vehicles
Property and equipment
Gross book value			8,135		6,583
Other assets
Property and equipment
Gross book value			¥ 53,747		¥ 56,412